Prepayment and other current assets (Tables)	6 Months Ended
Jun. 30, 2026
Prepayment And Other Current Assets
Schedule of Prepayment and other current assets

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Prepayments	8,514,583	6,806,409	999,340
Other receivables	1,503,790	1,763,742	258,959
Less: impairment losses	(2,050,000)	-	-
Prepayment and other current assets	7,968,373	8,570,151	1,258,299